Fair Value Option- Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, carrying amount	$ 240,000,000
Operations
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, fair value	347,000,000	321,000,000
Level 2
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans receivable, carrying amount	21,000,000
Loans Held-for-sale, Fair Value Disclosure	$ 21,000,000	$ 0